Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 168
Operating leases, 2017	46
Operating leases, 2018	31
Operating leases, 2019	19
Operating leases, 2020	16
Operating leases, 2021	13
Operating leases, Thereafter	43
Purchase obligations, Total	619
Purchase obligations, 2017	581
Purchase obligations, 2018	34
Purchase obligations, 2019	4
Purchase obligations, 2020	0
Purchase obligations, 2021	0
Purchase obligations, Thereafter	0
Other obligations, Total	406
Other obligations, 2017	248
Other obligations, 2018	90
Other obligations, 2019	47
Other obligations, 2020	9
Other obligations, 2021	5
Other obligations, Thereafter	7
Company's commitments, Total	1,193
Company's commitments, 2017	875
Company's commitments, 2018	155
Company's commitments, 2019	70
Company's commitments, 2020	25
Company's commitments, 2021	18
Company's commitments, Thereafter	50
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	402
Purchase obligations, 2017	402
Purchase obligations, 2020	0
Purchase obligations, 2021	0
Purchase obligations, Thereafter	0
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	80
Purchase obligations, 2017	80
Purchase obligations, 2020	0
Purchase obligations, 2021	0
Purchase obligations, Thereafter	0
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	137
Purchase obligations, 2017	99
Purchase obligations, 2018	34
Purchase obligations, 2019	4
Purchase obligations, 2020	0
Purchase obligations, 2021	0
Purchase obligations, Thereafter	$ 0